UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Levitt Capital Management LLC
Address:  101 N Federal Highway
          Suite 700
          Boca Raton, Florida 33432

Form 13F File Number:  028-15147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen J. Gray
Title:    Chief Compliance Officer
Phone:    561-893-9901

Signature, Place, and Date of Signing:

     /s/ Stephen J. Gray             Boca Raton, FL             April 29, 2013
     -------------------             --------------             --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           47
                                         -----------

Form 13F Information Table Value Total:  $   108,416
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
Aberdeen Asia-Pac Income Fund  COM              003009107       5,092     654,549          Sole                  654,549
Adobe Systems Inc.             COM              00724F101       1,195      27,466          Sole                   27,466
AGCO Corp.                     COM              001084102         931      17,862          Sole                   17,862
Air Lease Corp.                CL A             00912X302         566      19,299          Sole                   19,299
Alpha Natural Resources        COM              02076XAB8       1,517   1,600,000          Sole                1,600,000
American Railcar Industries,
  Inc.                         COM              02916P103         705      15,079          Sole                   15,079
Arm Holdings Plc. - ADR        SPONSORED ADR    042068106       1,365      32,222          Sole                   32,222
Boeing Co.                     COM              097023105       1,139      13,269          Sole                   13,269
Calumet Specialty Products     UT LTD PARTNER   131476103       2,360      63,343          Sole                   63,343
Canadian National Railway Co   COM              136375102       1,078      10,749          Sole                   10,749
Canadian Natural Resources
  Ltd.                         COM              136385101       1,081      33,638          Sole                   33,638
Canadian Pacific Railway Ltd   COM              13645T100       1,221       9,360          Sole                    9,360
Concho Resources Inc.          COM              20605PAA9         453     407,000          Sole                  407,000
Continental Resources Inc.     COM              212015101       1,065      12,248          Sole                   12,248
Cray Inc.                      COM NEW          225223304       2,733     117,745          Sole                  117,745
Delek US Holdings Inc.         COM              246647101       2,758      69,904          Sole                   69,904
Dow Jones - AIG Grains
  Sub-Index                    ETN DJUBS GRNS37 06739H305       1,678      33,479          Sole                   33,479
Enbridge Inc.                  COM              29250N105       1,061      22,791          Sole                   22,791
Equinix Inc.                   COM NEW          29444U502       1,075       4,970          Sole                    4,970
Fly Leasing Ltd. ADR           SPONSORED ADR    34407D109         831      51,360          Sole                   51,360
Fusion-IO Inc.                 COM              36112J107       2,802     171,147          Sole                  171,147
Global Partners LP             COM UNITS        37946R109       2,488      69,400          Sole                   69,400
Google Inc.                    CL A             38259P508       1,031       1,298          Sole                    1,298
Helmerich & Payne              COM              423452101       1,069      17,617          Sole                   17,617
Ishares Iboxx Inv Gr Corp BD   IBOXX INV CPBD   464287242      15,665     130,651          Sole                  130,651
Kirby Corp.                    COM              497266106       1,150      14,980          Sole                   14,980
Landec Corp.                   COM              514766104       1,111      76,766          Sole                   76,766
Limoneira Co.                  COM              532746104       1,038      53,718          Sole                   53,718
Lindsay Manufacturing Co.      COM              535555106       1,155      13,101          Sole                   13,101
Linkedin Corp - A              COM CL A         53578A108       2,863      16,259          Sole                   16,259
Marathon Petroleum Corporation COM              56585A102       3,107      34,677          Sole                   34,677
Market Vectors Junior Gold
  Miners                       JR GOLD MINERS E 57060U589       1,018      60,785          Sole                   60,785
Meg Energy Corporation (CN)    SHS              552704108         948      29,551          Sole                   29,551
Monsanto Co.                   COM              61166W101       1,087      10,290          Sole                   10,290
Netsuite Inc.                  COM              64118Q107       2,533      31,633          Sole                   31,633
PBF Energy Inc.                CL A             69318G106         990      26,639          Sole                   26,639
Phillips 66                    COM              718546104       4,166      59,542          Sole                   59,542
Pimco Enhanced Short - Term
  Maturity Fund                ENHAN SHRT MAT   72201R833         762       7,503          Sole                    7,503
Proshares Ultrashort Japanese
  Yen                          ULTRASHORT YEN N 74347W569       4,131      70,022          Sole                   70,022
S&W Seed Co.                   COM              785135104         966      91,868          Sole                   91,868
Salesforce.com Inc.            COM              79466L302       4,343      24,284          Sole                   24,284
Silicon Graphics International COM              82706L108       1,787     129,981          Sole                  129,981
SPDR Gold Trust                GOLD SHS         78463V107       7,605      49,230          Sole                   49,230
Splunk Inc.                    COM              848637104       1,368      34,183          Sole                   34,183
United States Short Oil Fund   UNITS            912613205       8,447     233,930          Sole                  233,930
Valero Energy Corporation      COM              91913Y100       3,890      85,519          Sole                   85,519
Workday Inc. CL A              CL A             98138H101         993      16,111          Sole                   16,111